Options Issued to Employees (Summary of Option Activity) (Details) - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares
Outstanding	905,816
Share Incentive Plan [Member]
Number of shares
Outstanding	905,816	905,816	438,904
Granted during the period			483,016
Exercised during the period
Forfeited during the period			(16,104)
Outstanding	905,816	905,816	905,816	438,904
Weighted Average Exercise Price
Outstanding	$ 5.93	$ 5.93	$ 6.75
Granted during the period			$ 5.13
Exercised during the period
Forfeited during the period			$ 7.43
Outstanding	$ 5.93	$ 5.93	$ 5.93	$ 6.75
Weighted Average Remaining Life (Years)
Outstanding	4 years 4 months 28 days	5 years 4 months 28 days	6 years 4 months 28 days	2 years 8 months 8 days
Granted during the period			9 years 5 months 19 days
Exercised during the period
Forfeited during the period
Aggregated Intrinsic Value
Outstanding
Outstanding